Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Signifcant Accounting Policies [Abstract]
Schedule of functional currency

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2015	USD 1.00= RMB 6.4936	USD 1.00=RMB 6.2401
December 31, 2016	USD 1.00= RMB 6.9370	USD 1.00=RMB 6.6528
December 31, 2017	USD 1.00= RMB 6.5924	USD 1.00=RMB 6.7423

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2015	USD 1.00= HKD 7.7508	USD 1.00=HKD 7.7517
December 31, 2016	USD 1.00= HKD 7.7552	USD 1.00=HKD 7.7614
December 31, 2017	USD 1.00= HKD 7.8170	USD 1.00=HKD 7.7928